Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Investment securities:
Debt instruments at amortized cost	¥ 178,466	¥ 83,954
Loans and advances	115,535,519	104,635,815
Deposits:
Borrowings	13,806,074	20,584,651
Debt securities in issue	11,948,252	11,428,437
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	178,466	83,954
Loans and advances	115,535,519	104,635,815
Other financial assets	5,788,957	5,309,839
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	119,961,737	114,512,622
Other deposits	52,766,561	48,080,870
Borrowings	13,427,221	20,200,944
Debt securities in issue	11,948,252	11,428,437
Other financial liabilities	9,284,232	7,808,826
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	178,251	83,965
Loans and advances	117,766,894	107,177,195
Other financial assets	5,785,908	5,307,008
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	119,960,567	114,511,759
Other deposits	52,753,411	48,074,478
Borrowings	13,410,416	20,234,044
Debt securities in issue	11,725,610	11,440,260
Other financial liabilities	¥ 9,284,152	¥ 7,808,773